Demerger of the Ice Cream Business - Narrative (Details) - EUR (€) € in Millions		6 Months Ended
	Dec. 06, 2025	Jun. 30, 2026	Jun. 30, 2025 [1]
Disclosure of analysis of single amount of discontinued operations [line items]
Profit (loss) after taxation from discontinued operations		€ (11)	€ 400
Gain on disposal of discontinued operations		€ 299	€ 0
Discontinued operations
Disclosure of analysis of single amount of discontinued operations [line items]
Demerger percentage distributed	80.15%
Demerger percentage retained	19.85%

[1]	2025 comparatives have been re-presented to reflect the demerger of the Ice Cream Business Group.